Risk Report - Nontrading Market Risk Exposures - Economic Capital Usage by risk type (Detail) - Economic capital usage [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Interest rate risk	€ 1,743	€ 1,921
Credit spread risk	722	1,419
Equity and investment risk	1,431	1,834
Foreign exchange risk	1,509	2,485
Pension risk	1,174	1,007
Guaranteed funds risk	49	1,699
Total nontrading market risk portfolios	€ 6,628	€ 10,364